DISCONTINUED OPERATIONS - Assets and liabilities of discontinued operations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets for discontinued operations
Cash and cash equivalents	$ 33	$ 77
Current assets of discontinued operations	13,813
Current liabilities for discontinued operations
Current liabilities of discontinued operations	(27,605)
Held for sale | Mining pool operation
Current assets for discontinued operations
Cash and cash equivalents	33
Accounts receivable, net	1,115
Prepayments and other current assets	101
Cryptocurrency assets	12,553
Property and equipment, net	4
Intangible assets, net	7
Current assets of discontinued operations	13,813
Current liabilities for discontinued operations
Accounts payable	(27,250)
Accrued payroll and welfare payable	(119)
Accrued expenses and other current liabilities	(236)
Current liabilities of discontinued operations	$ (27,605)